Loans - Components of Net Financing Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables
Total minimum lease payments	$ 1,190,545	$ 957,367
Estimated residual value of leased property	518,670	419,024
Deferred origination costs, net of fees	21,474	18,141
Less - Unearned financing income	257,738	196,788
Net minimum lease payments	1,472,951	1,197,744
Less - Allowance for credit losses	18,581	16,863
Net minimum lease payments, net of allowance for credit losses	$ 1,454,370	$ 1,180,881